ESOP Expense - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jun. 30, 2011	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 20, 2014	Aug. 31, 2014	Aug. 20, 2014	Dec. 31, 2013	Mar. 31, 2011	Sep. 30, 2010
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP plan scheme			The Company used to match the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on September 30 each year.		The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year.
Percentage of employer contribution as a percentage of employee contribution deferral	3.00%		3.00%		3.50%
Percentage of eligible salary deferrals			2.00%		2.00%
Percentage of eligible employee compensation in common stock	1.00%	1.00%	2.50%		2.50%
Recognized ESOP expense			$ 6,100	$ 7,000	$ 14,200	$ 13,800	$ 13,800
Prior period expense			$ 3,300				1,200
Percentage of eligible employee compensation in cash		1.50%
Employee funds used for purchase of common stock											$ 930
Redeemable common stock, issued value					$ 14,100
Common Shares Issued For Stock Options [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Prior period expense							$ 11,000
ESOP [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Estimated fair value of share price (in dollars per share)					$ 2.45			$ 2.45	$ 2.45	$ 2.45		$ 27.15	$ 26.65
ESOP [Member] | Common Stock [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Estimated fair value of share price (in dollars per share)						$ 8.10